                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-1545

                      Eaton Vance Special Investment Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

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[EV LOGO]

[ADDING MACHINE]

   SEMIANNUAL REPORT JUNE 30, 2003

                                   EATON VANCE
                                    BALANCED
                                      FUND

[NYSE FLAG]

[FLOOR STOCK EXCHANGE]

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          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Balanced Fund as of June 30, 2003
INVESTMENT UPDATE

[PHOTO OF ARIEH COLL, PORTFOLIO MANAGER]

[PHOTO OF ELIZABETH S. KENYON, CFA, PORTFOLIO MANAGER]

Management Discussion

- The Fund posted strong returns for the six-month period ended June 30, 2003 (14.08% for Class A shares),(1) outperforming its peer group. The average return of the funds in the Lipper Balanced Fund Classification was 8.65% during the same six-month period.(2) For the one-year period ended June 30, 2003, the Fund's Class A shares were ranked in the 1st quintile of funds in the Lipper Balanced Fund Classification (41 of 514 funds).(2),(3)

- The Fund also outperformed its benchmarks during the period. The S&P 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of 11.75% for the six months ended June 30, 2003.
  (2) The Lehman Government/ Credit Bond Index had a total return of 5.23% for the same period.(2)

- At June 30, 2003, the Fund invested approximately 66.8% of its net assets in Capital Growth Portfolio, which invests in a diversified portfolio of equity securities. The outperformance of Capital Growth Portfolio relative to the broader market was primarily attributable to management's stock selection versus the makeup of the S&P 500 Index.(2) Also contributing to performance was an overweighting versus the S&P 500 in the health care sector, which was boosted by the proposed Medicare reform bill, and in the internet area, which benefited from the continuing migration to online advertising and travel spending. Holdings in communications and technology service stocks detracted modestly from performance.

- At June 30, 2003, the Fund invested approximately 33.2% of its net assets in Investment Grade Income Portfolio, which invests in fixed-income securities. The bond market enjoyed a strong first half of 2003, with corporate bonds outperforming U.S. Treasuries during the timeframe.

- Investment Grade Income Portfolio's return for the six months ended June 30, 2003, was negatively affected by its holdings of mortgage-backed securities, which underperformed U.S. Treasuries in the first half of 2003. The Portfolio also reduced corporate bond holdings to reduce duration and individual position sizes, which was a modest drag on performance.

The Fund

  The Past Six Months

- During the six months ended June 30, 2003, the Fund's Class A shares had a total return of 14.08%.(1) This return was the result of an increase in net asset value (NAV)to $5.67 on June 30, 2003 from $4.99 on December 31, 2002, and the reinvestment of $0.020 per share in dividends.

- The Fund's Class B shares had a total return of 13.73%(1) during the same period, the result of an increase in NAV to $10.60 on June 30, 2003, from $9.32 on December 31, 2002.

- The Fund's Class C shares had a total return of 13.79%(1) during the same period, the result of an increase in NAV to $10.15 on June 30, 2003, from $8.92 on December 31, 2002.

  THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND INFORMATION
as of June 30, 2003

PERFORMANCE(4)                                                                CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         6.84%     6.11%     6.17%
Five Years                                                                      -0.24     -1.00     -1.03
Ten Years                                                                        7.38      N.A.      N.A.
Life of Fund+                                                                    9.53      6.07      5.78

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         0.63%     1.11%     5.17%
Five Years                                                                      -1.41     -1.29     -1.03
Ten Years                                                                        6.75      N.A.      N.A.
Life of Fund+                                                                    9.44      6.07      5.78

+ Inception Dates - Class A: 4/1/32; Class B: 11/2/93; Class C:11/2/93

TEN LARGEST EQUITY HOLDINGS(5)

Biovail Corp.                                      7.7%
InterActiveCorp.                                   6.3
Hollywood Entertainment Corp.                      3.8
Progressive Corp., (The)                           3.6
American Pharmaceutical Partners, Inc.             3.2
Everest Re Group Ltd.                              3.0
Teva Pharmaceutical Industries Ltd. ADR            2.7
Taro Pharmaceutical Industries Ltd.                2.6
AnnTaylor Stores Corp.                             2.3
American Healthways, Inc.                          2.0

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) It is not possible to invest directly in a Lipper Classification or an Index.
(3) Source:Lipper, Inc. The Fund's Class A shares were ranked 249 of 336 for the 5-year period (4th quintile) and 51 of 99 funds for the 10-year period (3rd quintile). Lipper rankings are based on total return, with all distributions reinvested, and do not take sales charges into consideration.
(4) Returns are historical and are calculated by determining the percentage change in net asset value, with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.
(5) Holdings are subject to change. Ten largest equity holdings accounted for 37.2% of Capital Growth Portfolio's net assets. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investment in Capital Growth Portfolio,
   at value
   (identified cost $93,268,152)          $120,299,663
Investment in Investment Grade Income
   Portfolio, at value
   (identified cost, $55,480,298)           59,821,072
Receivable for Fund shares sold                 83,971
Prepaid expenses                                 4,515
------------------------------------------------------
TOTAL ASSETS                              $180,209,221
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    127,363
Payable to affiliate for service fees            1,250
Payable to affiliate for Trustees' fees            931
Dividends payable                                    8
Accrued expenses                                80,357
------------------------------------------------------
TOTAL LIABILITIES                         $    209,909
------------------------------------------------------
NET ASSETS                                $179,999,312
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $193,052,977
Accumulated net realized loss from
   Portfolios (computed on the basis of
   identified cost)                        (44,158,002)
Accumulated net investment loss               (267,948)
Net unrealized appreciation from
   Portfolios (computed on the basis of
   identified cost)                         31,372,285
------------------------------------------------------
TOTAL                                     $179,999,312
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $134,641,625
SHARES OUTSTANDING                          23,739,472
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       5.67
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $5.67)       $       6.02
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 38,403,989
SHARES OUTSTANDING                           3,623,772
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.60
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  6,953,698
SHARES OUTSTANDING                             685,378
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.15
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Interest allocated from Portfolios        $ 1,296,528
Dividends allocated from Portfolios (net
   of foreign taxes, $8,986)                  152,259
Expenses allocated from Portfolios           (615,223)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS     $   833,564
-----------------------------------------------------

Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     1,776
Distribution and service fees
   Class A                                    153,796
   Class B                                    172,023
   Class C                                     33,082
Transfer and dividend disbursing agent
   fees                                       162,657
Printing and postage                           32,001
Registration fees                              22,539
Legal and accounting services                  16,721
Custodian fee                                  13,756
Miscellaneous                                   7,438
-----------------------------------------------------
TOTAL EXPENSES                            $   615,789
-----------------------------------------------------

NET INVESTMENT INCOME                     $   217,775
-----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolios
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (790,157)
   Foreign currency transactions                 (394)
-----------------------------------------------------
NET REALIZED LOSS                         $  (790,551)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $22,764,466
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $22,764,466
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $21,973,915
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $22,191,690
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        217,775  $       1,176,143
   Net realized loss                              (790,551)        (7,705,820)
   Net change in unrealized
      appreciation (depreciation)               22,764,466        (24,700,665)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     22,191,690  $     (31,230,342)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $       (485,723) $      (1,327,800)
      Class B                                           --           (113,671)
      Class C                                           --            (20,539)
   Tax return of capital
      Class A                                           --           (148,612)
      Class B                                           --            (21,154)
      Class C                                           --             (4,003)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (485,723) $      (1,635,779)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      3,634,881  $      10,061,014
      Class B                                    3,143,965          7,816,117
      Class C                                    1,240,854          3,227,525
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                      277,145            825,633
      Class B                                           --            109,007
      Class C                                           --             20,154
   Cost of shares redeemed
      Class A                                   (9,354,640)       (29,349,320)
      Class B                                   (3,813,701)       (10,029,929)
      Class C                                   (2,105,809)        (2,571,080)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (6,977,305) $     (19,890,879)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     14,728,662  $     (52,757,000)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    165,270,650  $     218,027,650
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    179,999,312  $     165,270,650
-----------------------------------------------------------------------------
Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (267,948) $              --
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                              CLASS A
                                  ------------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ----------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)          2000(1)        1999(1)        1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  4.990         $  5.910           $  6.220          $  7.920       $  8.140      $  8.700
----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.011         $  0.043           $  0.084          $  0.161       $  0.195      $  0.226
Net realized and unrealized
   gain (loss)                           0.689           (0.908)            (0.238)           (0.162)        (0.080)        0.901
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.700         $ (0.865)          $ (0.154)         $ (0.001)      $  0.115      $  1.127
----------------------------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.020)        $ (0.049)          $ (0.095)         $ (0.160)      $ (0.200)     $ (0.220)
From net realized gain                      --               --             (0.061)           (1.539)        (0.135)       (1.467)
Tax return of capital                       --           (0.006)                --                --             --            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.020)        $ (0.055)          $ (0.156)         $ (1.699)      $ (0.335)     $ (1.687)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  5.670         $  4.990           $  5.910          $  6.220       $  7.920      $  8.140
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          14.08%          (14.70)%            (2.36)%           (0.11)%         1.45%        13.43%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $134,642         $123,816           $167,290          $205,944       $244,507      $270,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.31%(5)         1.23%              1.18%             1.11%          0.97%         0.98%
   Net investment income                  0.45%(5)         0.81%              1.47%             2.10%          2.45%         2.45%
Portfolio Turnover of the
   Balanced Fund                            --               --                 --                60%(6)         33%           49%
Portfolio Turnover of the
   Capital Growth Portfolio                112%             231%               264%              271%(7)         --            --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                                41%              55%                46%               47%(7)         --            --
----------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, an increase in net realized and unrealized gain (loss) per share of $0.008 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                              CLASS B
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)          2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.320           $11.050           $11.580            $13.410        $13.680      $13.680
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.014)          $ 0.006           $ 0.078            $ 0.172        $ 0.221      $ 0.231
Net realized and unrealized
   gain (loss)                          1.294            (1.701)           (0.447)            (0.298)        (0.121)       1.451
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.280           $(1.695)          $(0.369)           $(0.126)       $ 0.100      $ 1.682
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $(0.029)          $(0.100)           $(0.165)       $(0.235)     $(0.215)
From net realized gain                     --                --            (0.061)            (1.539)        (0.135)      (1.467)
Tax return of capital                      --            (0.006)               --                 --             --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.035)          $(0.161)           $(1.704)       $(0.370)     $(1.682)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.600           $ 9.320           $11.050            $11.580        $13.410      $13.680
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         13.73%           (15.38)%           (3.13)%            (1.00)%         0.74%       12.59%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $38,404           $34,516           $43,303            $50,818        $67,207      $72,836
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.06%(5)          1.98%             1.93%              1.89%          1.78%        1.81%
   Net investment income
      (loss)                            (0.30)%(5)         0.06%             0.72%              1.31%          1.64%        1.62%
Portfolio Turnover of the
   Balanced Fund                           --                --                --                 60%(6)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio               112%              231%              264%               271%(7)         --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                               41%               55%               46%                47%(7)         --           --
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.015, an increase in net realized and unrealized gain (loss) per share of $0.015 and a decrease in the ratio of net investment income to average net assets from 0.87% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                              CLASS C
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ---------------------------------------------------------------------------
                                  (UNAUDITED)(1)        2002(1)          2001(1)(2)          2000(1)        1999(1)        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.920           $10.580           $11.090            $12.900        $13.170      $13.240
---------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.013)          $ 0.006           $ 0.074            $ 0.164        $ 0.205      $ 0.216
Net realized and unrealized
   gain (loss)                          1.243            (1.631)           (0.423)            (0.280)        (0.130)       1.401
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.230           $(1.625)          $(0.349)           $(0.116)       $ 0.075      $ 1.617
---------------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $(0.029)          $(0.100)           $(0.155)       $(0.210)     $(0.220)
From net realized gain                     --                --            (0.061)            (1.539)        (0.135)      (1.467)
From tax return of capital                 --            (0.006)               --                 --             --           --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.035)          $(0.161)           $(1.694)       $(0.345)     $(1.687)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.150           $ 8.920           $10.580            $11.090        $12.900      $13.170
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         13.79%           (15.40)%           (3.09)%            (0.97)%         0.58%       12.51%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 6,954           $ 6,938           $ 7,434            $11,994        $10,584      $10,742
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           2.06%(5)          1.98%             1.93%              1.92%          1.84%        1.85%
   Net investment income
      (loss)                            (0.30)%(5)         0.06%             0.72%              1.30%          1.58%        1.58%
Portfolio Turnover of the
   Balanced Fund                           --                --                --                 60%(6)         33%          49%
Portfolio Turnover of the
   Capital Growth Portfolio               112%              231%              264%               271%(7)         --           --
Portfolio Turnover of the
   Investment Grade Income
   Portfolio                               41%               55%               46%                47%(7)         --           --
---------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Investment Grade Income Portfolio, has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014 and a decrease in the ratio of net investment income to average net assets from 0.86% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
 (5)  Annualized.
 (6)  For the period from January 1, 2000 to March 6, 2000.
 (7) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in two Portfolios, Capital Growth Portfolio and Investment Grade Income Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the two Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Capital Growth Portfolio and the Investment Grade Income Portfolio (86.7% and 63.3%, respectively, at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuations of securities by the Portfolios are discussed in Note 1A of each Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $40,392,723, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($29,978,793) and December 31, 2010, ($10,413,930).

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              687,762             1,851,401
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        54,926               152,950
    Redemptions                                     (1,817,309)           (5,486,677)
    --------------------------------------------------------------------------------
    NET DECREASE                                    (1,074,621)           (3,482,326)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              328,213               793,068
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                10,215
    Redemptions                                       (407,377)           (1,018,763)
    --------------------------------------------------------------------------------
    NET DECREASE                                       (79,164)             (215,480)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              135,675               344,776
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                 1,973
    Redemptions                                       (227,863)             (271,683)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (92,188)               75,066
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, the Fund was informed EVM received or earned $22,377. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,929 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $129,017 and $24,811 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2003, the

EATON VANCE BALANCED FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $777,000 and $1,435,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2003 amounted to $153,796, $43,006, and $8,271 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $29,000 and $100 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the six months ended June 30, 2003, aggregated $1,469,430 and $7,887,591, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the six months ended June 30, 2003, aggregated $784,574 and $2,626,432, respectively.

8 Investment in Portfolios
-------------------------------------------
   For the six months ended June 30, 2003, the Fund was allocated net investment income (loss) and realized and unrealized gain (loss) from the Portfolios as follows:

                                                CAPITAL     INVESTMENT
                                                GROWTH     GRADE INCOME
                                               PORTFOLIO    PORTFOLIO       TOTAL
    --------------------------------------------------------------------------------
    Interest income                           $    19,776   $1,276,752   $ 1,296,528
    Dividend income                               152,259           --       152,259
    Expenses                                     (391,088)    (224,135)     (615,223)
    --------------------------------------------------------------------------------
    NET INVESTMENT INCOME                     $  (219,053)  $1,052,617   $   833,564
    --------------------------------------------------------------------------------
    Net realized gain (loss) --
       Investments transactions               $(1,993,468)  $1,203,311   $  (790,157)
       Foreign currency transactions                 (394)          --          (394)
    --------------------------------------------------------------------------------
    NET REALIZED GAIN (LOSS)
     ON INVESTMENTS                           $(1,993,862)  $1,203,311   $  (790,551)
    --------------------------------------------------------------------------------
    Change in unrealized
     appreciation (depreciation)
       Investments                            $22,648,453   $  116,013   $22,764,466
    --------------------------------------------------------------------------------
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION)                           $22,648,453   $  116,013   $22,764,466
    --------------------------------------------------------------------------------

9 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                     16,193,656   484,440
    Donald R. Dwight                          16,219,966   458,130
    James B. Hawkes                           16,247,078   431,019
    Samuel L. Hayes, III                      16,222,121   455,975
    William H. Park                           16,229,267   448,830
    Norton H. Reamer                          16,224,402   453,694
    Lynn A. Stout                             16,211,822   466,275

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.5%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Agricultural Services -- 1.3%
-----------------------------------------------------------------------
Monsanto Co.                                   85,000      $  1,839,400
-----------------------------------------------------------------------
                                                           $  1,839,400
-----------------------------------------------------------------------
Airlines -- 1.5%
-----------------------------------------------------------------------
Delta Air Lines, Inc.                         147,000      $  2,157,960
-----------------------------------------------------------------------
                                                           $  2,157,960
-----------------------------------------------------------------------
Apparel Manufacturer -- 0.5%
-----------------------------------------------------------------------
Warnaco Group Inc., (The)(1)                   50,000      $    672,500
-----------------------------------------------------------------------
                                                           $    672,500
-----------------------------------------------------------------------
Auto and Parts -- 1.5%
-----------------------------------------------------------------------
CarMax, Inc.(1)                                70,000      $  2,110,500
-----------------------------------------------------------------------
                                                           $  2,110,500
-----------------------------------------------------------------------
Biotech Co. -- 1.7%
-----------------------------------------------------------------------
Celgene Corp.(1)                               76,000      $  2,310,400
-----------------------------------------------------------------------
                                                           $  2,310,400
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.1%
-----------------------------------------------------------------------
Comcast Corp., Class A(1)                      51,000      $  1,470,330
Univision Communications, Inc.(1)               2,000            60,800
-----------------------------------------------------------------------
                                                           $  1,531,130
-----------------------------------------------------------------------
Business Services -- 1.5%
-----------------------------------------------------------------------
Heidrick & Struggles International,
Inc.(1)                                        45,000      $    567,900
Monster Worldwide, Inc.(1)                     80,100         1,580,373
-----------------------------------------------------------------------
                                                           $  2,148,273
-----------------------------------------------------------------------
Chemicals - Specialty -- 1.5%
-----------------------------------------------------------------------
OM Group, Inc.(1)                             140,000      $  2,062,200
-----------------------------------------------------------------------
                                                           $  2,062,200
-----------------------------------------------------------------------
Computer Services -- 1.1%
-----------------------------------------------------------------------
Cerner Corp.(1)                                65,000      $  1,491,750
-----------------------------------------------------------------------
                                                           $  1,491,750
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software & Services -- 2.3%
-----------------------------------------------------------------------
Akamai Technologies, Inc.(1)                  130,000      $    631,800
Drexler Technology Corp.(1)                    60,000           930,000
Eidos plc(1)(2)                               700,000         1,579,537
-----------------------------------------------------------------------
                                                           $  3,141,337
-----------------------------------------------------------------------
Consulting Services -- 0.5%
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)        30,000      $    730,800
-----------------------------------------------------------------------
                                                           $    730,800
-----------------------------------------------------------------------
Doctor Readied Laboratories -- 1.1%
-----------------------------------------------------------------------
Digene Corp.(1)                                56,200      $  1,530,326
-----------------------------------------------------------------------
                                                           $  1,530,326
-----------------------------------------------------------------------
Drugs -- 7.7%
-----------------------------------------------------------------------
Biovail Corp.(1)(2)                           227,000      $ 10,682,620
-----------------------------------------------------------------------
                                                           $ 10,682,620
-----------------------------------------------------------------------
E-Commerce / Services -- 7.8%
-----------------------------------------------------------------------
InterActiveCorp(1)                            221,060      $  8,747,344
Overture Services, Inc.(1)                    111,200         2,016,056
-----------------------------------------------------------------------
                                                           $ 10,763,400
-----------------------------------------------------------------------
Education -- 2.5%
-----------------------------------------------------------------------
Apollo Group, Inc. Class A(1)                  23,000      $  1,420,480
Sylvan Learning Systems, Inc.(1)               88,400         2,019,056
-----------------------------------------------------------------------
                                                           $  3,439,536
-----------------------------------------------------------------------
Electric Utilities -- 0.6%
-----------------------------------------------------------------------
Edison International(1)                        50,000      $    821,500
-----------------------------------------------------------------------
                                                           $    821,500
-----------------------------------------------------------------------
Electronic Components -- 0.5%
-----------------------------------------------------------------------
Flextronics International, Ltd.(1)(2)          65,000      $    675,350
-----------------------------------------------------------------------
                                                           $    675,350
-----------------------------------------------------------------------
Financial Services -- 1.3%
-----------------------------------------------------------------------
Doral Financial Corp.                          15,000      $    669,750
IndyMac Bancorp, Inc.                          45,000         1,143,900
-----------------------------------------------------------------------
                                                           $  1,813,650
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Student Loan Corp., (The)                       5,200      $    655,200
-----------------------------------------------------------------------
                                                           $    655,200
-----------------------------------------------------------------------
Financial Services - Credit Cards -- 1.0%
-----------------------------------------------------------------------
Providian Financial Corp.(1)                  145,000      $  1,342,700
-----------------------------------------------------------------------
                                                           $  1,342,700
-----------------------------------------------------------------------
Health Care Services -- 3.4%
-----------------------------------------------------------------------
American Healthways, Inc.(1)                   77,800      $  2,810,136
United Surgical Partners International,
Inc.(1)                                        87,000         1,965,330
-----------------------------------------------------------------------
                                                           $  4,775,466
-----------------------------------------------------------------------
Health Services Co. -- 1.1%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                           62,000      $  1,592,160
-----------------------------------------------------------------------
                                                           $  1,592,160
-----------------------------------------------------------------------
Insurance -- 10.1%
-----------------------------------------------------------------------
Endurance Specialty Holdings Ltd.(2)           11,100      $    331,335
Everest Re Group Ltd.(2)                       55,076         4,213,314
Kingsway Financial Services, Inc.(1)(2)       161,900         1,967,085
Mercury General Corp.                          36,000         1,643,400
Platinum Underwriters Holdings Ltd.(2)         28,888           784,020
Progressive Corp., (The)                       69,000         5,043,900
Travelers Property Casualty Corp. Class
B                                               1,997            31,493
-----------------------------------------------------------------------
                                                           $ 14,014,547
-----------------------------------------------------------------------
Internet Services -- 1.7%
-----------------------------------------------------------------------
Yahoo!, Inc.(1)                                73,000      $  2,391,480
-----------------------------------------------------------------------
                                                           $  2,391,480
-----------------------------------------------------------------------
Media -- 0.7%
-----------------------------------------------------------------------
Cumulus Media, Inc., Class A(1)                53,000      $  1,003,290
-----------------------------------------------------------------------
                                                           $  1,003,290
-----------------------------------------------------------------------
Medical Products -- 1.8%
-----------------------------------------------------------------------
Gen-Probe, Inc.(1)                             63,000      $  2,574,810
-----------------------------------------------------------------------
                                                           $  2,574,810
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Mining -- 0.1%
-----------------------------------------------------------------------
Aber Diamond Corp.(1)(2)                        8,133      $    168,605
-----------------------------------------------------------------------
                                                           $    168,605
-----------------------------------------------------------------------
Networking Hardware -- 1.4%
-----------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                86,000      $  1,939,300
-----------------------------------------------------------------------
                                                           $  1,939,300
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 0.9%
-----------------------------------------------------------------------
Halliburton Co.                                52,000      $  1,196,000
-----------------------------------------------------------------------
                                                           $  1,196,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(1)                  33,000      $  1,069,200
-----------------------------------------------------------------------
                                                           $  1,069,200
-----------------------------------------------------------------------
Personal Products -- 0.4%
-----------------------------------------------------------------------
Estee Lauder Companies Inc., (The) Class
A                                              18,000      $    603,540
-----------------------------------------------------------------------
                                                           $    603,540
-----------------------------------------------------------------------
Pharmaceutical -- 4.2%
-----------------------------------------------------------------------
Cephalon, Inc.(1)                              43,000      $  1,769,880
Dr. Reddy's Laboratories Ltd. ADR              30,000           699,300
MIM Corp.(1)                                  385,100         2,514,703
Watson Pharmaceuticals, Inc.(1)                20,000           807,400
-----------------------------------------------------------------------
                                                           $  5,791,283
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 9.5%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                       129,730      $  4,397,847
Andrx Corp.(1)                                 36,000           716,400
IVAX Corp.(1)                                  44,000           785,400
Taro Pharmaceutical Industries
Ltd.(1)(2)                                     64,700         3,550,736
Teva Pharmaceutical Industries Ltd. ADR        65,000         3,700,450
-----------------------------------------------------------------------
                                                           $ 13,150,833
-----------------------------------------------------------------------
Restaurants -- 0.4%
-----------------------------------------------------------------------
CKE Restaurants, Inc.(1)                       90,000      $    503,100
-----------------------------------------------------------------------
                                                           $    503,100
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail -- 3.8%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)              303,000      $  5,211,600
-----------------------------------------------------------------------
                                                           $  5,211,600
-----------------------------------------------------------------------
Retail - Discount -- 2.0%
-----------------------------------------------------------------------
Kmart Holding Corp.(1)                        103,000      $  2,786,150
-----------------------------------------------------------------------
                                                           $  2,786,150
-----------------------------------------------------------------------
Retail - Specialty -- 8.0%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                     111,000      $  3,213,450
Burberry Group plc(2)                         280,000         1,147,913
CSK Auto Corp.(1)                              58,000           838,100
Linens 'n Things, Inc.(1)                      82,000         1,936,020
NBTY, Inc.(1)                                 120,000         2,527,200
RONA, Inc.(1)(2)                               33,200           456,825
Select Comfort Corp.(1)                        14,400           235,872
Tweeter Home Entertainment Group,
Inc.(1)                                        85,000           737,800
-----------------------------------------------------------------------
                                                           $ 11,093,180
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.4%
-----------------------------------------------------------------------
Dick's Sporting Goods, Inc.(1)                 15,000      $    550,200
-----------------------------------------------------------------------
                                                           $    550,200
-----------------------------------------------------------------------
Retail - Wholesale Discount -- 1.0%
-----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                   91,700      $  1,381,002
-----------------------------------------------------------------------
                                                           $  1,381,002
-----------------------------------------------------------------------
Semiconductors -- 1.2%
-----------------------------------------------------------------------
SIPEX Corp.(1)                                350,000      $  1,715,000
-----------------------------------------------------------------------
                                                           $  1,715,000
-----------------------------------------------------------------------
Telecommunications - Services -- 0.6%
-----------------------------------------------------------------------
Amdocs Ltd.(1)(2)                              35,000      $    840,000
-----------------------------------------------------------------------
                                                           $    840,000
-----------------------------------------------------------------------
Tobacco Company -- 1.5%
-----------------------------------------------------------------------
Altria Group, Inc.                             45,000      $  2,044,800
-----------------------------------------------------------------------
                                                           $  2,044,800
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $97,427,283)                           $128,316,078
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                                $  6,500      $  6,500,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $6,500,000)                         $  6,500,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 2.5%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp.,
1.10%, 7/1/03                                $  3,468      $  3,468,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,468,000)                         $  3,468,000
-----------------------------------------------------------------------
Total Investments -- 99.7%
   (identified cost $107,395,283)                          $138,284,078
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                     $    398,630
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $138,682,708
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $107,395,283)                          $138,284,078
Receivable for investments sold                415,587
Interest and dividends receivable               52,252
Prepaid expenses                                    54
------------------------------------------------------
TOTAL ASSETS                              $138,751,971
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $     34,378
Payable to affiliate for Trustees' fees          3,261
Due to bank                                      7,883
Accrued expenses                                23,741
------------------------------------------------------
TOTAL LIABILITIES                         $     69,263
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $138,682,708
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $107,793,913
Net unrealized appreciation (computed on
   the basis of identified cost)            30,888,795
------------------------------------------------------
TOTAL                                     $138,682,708
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $10,337)                               $   175,355
Interest                                       22,754
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   198,109
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   381,670
Trustees' fees and expenses                     5,450
Custodian fee                                  42,475
Legal and accounting services                  18,471
Miscellaneous                                   1,810
-----------------------------------------------------
TOTAL EXPENSES                            $   449,876
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (251,767)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,275,426)
   Foreign currency transactions                 (453)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,275,879)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $26,068,731
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $26,068,731
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $23,792,852
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $23,541,085
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (251,767) $        (608,259)
   Net realized loss                            (2,275,879)       (10,500,785)
   Net change in unrealized
      appreciation (depreciation)               26,068,731        (29,781,804)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     23,541,085  $     (40,890,848)
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      3,427,969  $      21,075,762
   Withdrawals                                  (9,618,091)       (28,171,108)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (6,190,122) $      (7,095,346)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     17,350,963  $     (47,986,194)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    121,331,745  $     169,317,939
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    138,682,708  $     121,331,745
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------
                                  (UNAUDITED)           2002         2001         2000(1)
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.74%(2)        0.74%        0.73%         0.72%(2)
   Net investment income
      (loss)                             (0.41)%(2)      (0.43)%      (0.08)%        0.29%(2)
Portfolio Turnover                         112%            231%         264%          271%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)                          20.29%         (25.17)%      (7.47)%          --
-------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $138,683        $121,332     $169,318      $171,126
-------------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Balanced Fund held an 86.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, $11 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the six months ended June 30, 2003, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $381,670. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $132,593,655 and $149,164,424, respectively for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $107,395,283
    ------------------------------------------------------
    Gross unrealized appreciation             $ 33,426,510
    Gross unrealized depreciation               (2,537,715)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 30,888,795
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             97%           3%
    Donald R. Dwight                                  97%           3%
    James B. Hawkes                                   97%           3%
    Samuel L. Hayes, III                              97%           3%
    William H. Park                                   97%           3%
    Norton H. Reamer                                  97%           3%
    Lynn A. Stout                                     97%           3%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS -- 38.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Aetna, Inc., 6.97%, 8/15/36                 $       500    $   587,549
Allegiance Corp., 7.00%, 10/15/26                   200        241,530
Ameritech Capital Funding, 5.95%,
1/15/38                                             100        107,953
Associates Corp., N.A., 5.96%, 5/15/37               30         33,679
Baltimore Gas and Electric, MTN, 6.73%,
6/12/12                                             500        573,597
Bard (C.R.), Inc., 6.70%, 12/1/26                   400        449,219
Beckman Coulter, Inc., 7.05%, 6/1/26              1,200      1,398,121
BellSouth Capital Funding, 6.04%,
11/15/26                                          1,595      1,779,178
Boeing Capital Corp., 5.65%, 5/15/06                500        540,696
Coca-Cola Enterprises, 7.00%, 10/1/26               300        371,498
Commercial Credit Corp., 8.70%, 6/15/10             100        129,290
Conagra Foods, Inc., 6.70%, 8/1/27                1,090      1,282,902
Eaton Corp., 6.50%, 6/1/25                          400        451,108
Eaton Corp., 8.875%, 6/15/19                        600        814,781
First Union Corp., 6.824%, 8/1/26                    25         31,446
General Electric Capital Corp., 5.35%,
3/30/06                                           1,000      1,086,967
General Motors Acceptance Corp., 8.875%,
6/1/10                                            1,360      1,543,884
Grand Metropolitan Investment Corp.,
7.45%, 4/15/35                                    1,000      1,312,140
IBM Corp., 6.22%, 8/1/27                            900      1,016,966
Ingersoll-Rand, MTN, 6.015%, 2/15/28                595        670,153
Ingersoll-Rand, MTN, 6.13%, 11/18/27                 90        101,132
Inter-American Development Bank, 6.95%,
8/1/26                                              220        281,327
Inter-American Development Bank, 8.40%,
9/1/09                                            1,000      1,308,175
ITT Corp., 8.55%, 6/15/09                           450        550,504
Johnson Controls, 7.70%, 3/1/15                   1,250      1,595,429
Lehman Brothers, Inc., 7.50%, 8/1/26              1,250      1,529,913
Lockheed Martin Corp., 7.20%, 5/1/36                525        640,434
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37            1,240      1,554,344
Mead Corp., 6.84%, 3/1/37                         1,350      1,497,960
Merck & Co., Inc., MTN, 5.76%, 5/3/37               405        465,749
NBD Bank N.A., 8.25%, 11/1/24                       210        276,624
Oklahoma Gas & Electric, 6.50%, 7/15/17             300        344,988
Procter & Gamble Co., 8.00%, 9/1/24               1,215      1,650,827
Regions Financial Corp., 7.75%, 9/15/24           1,041      1,317,057
SouthTrust Bank N.A., 7.69%, 5/15/25              1,130      1,402,885
State Street Bank, 7.35%, 6/15/26                 1,210      1,531,962
SunTrust Banks, 6.00%, 2/15/26                      285        311,607
Tennessee Valley Authority, 5.88%,
4/1/36                                            2,000      2,313,168
Times Mirror Co., 6.61%, 9/15/27                    655        756,687
US Bancorp, 7.50%, 6/1/26                           355        442,133
Washington Gas Light Co., MTN, 6.63%,
10/23/26                                             50         55,973
Washington Gas Light Co., MTN, 6.62%,
10/23/26                                            200        221,971
                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Weingarten Realty Investment, MTN,
6.64%, 7/15/26                              $       270    $   298,301
Willamette Industries, 7.35%, 7/1/26              1,600      1,837,462
----------------------------------------------------------------------
Total Corporate Bonds
   (identified cost, $32,083,731)                          $36,709,269
----------------------------------------------------------------------

ASSET BACKED SECURITIES -- 3.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
CARAT, Series 2002-2, 2.89%, 4/15/04        $       312    $   313,236
CARAT, Series 2002-5-A2B, 1.71%, 1/18/05            746        747,919
CCCIT 2003-A4-A4, 1.135%, 3/20/09                 1,000      1,001,615
MBNAS, Series 2003-A3-A3, 1.30%, 8/16/10          1,000      1,002,043
TAOT, Series 2002-B, 2.79%, 12/15/04                401        402,477
----------------------------------------------------------------------
Total Asset Backed Securities
   (identified cost, $3,459,470)                           $ 3,467,290
----------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 16.0%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLMC, Gold Pool, #E00421, 6.00%, 3/1/11    $       556    $   579,739
FHLMC, Gold Pool, #E00617, 5.50%, 1/1/14            591        616,409
FHLMC, PAC CMO, Series 1385-H, 6.50%,
8/15/07                                             993      1,023,447
FHLMC, PAC CMO, Series 1564-H, 6.50%,
8/15/08                                             307        323,001
FHLMC, PAC CMO, Series 1574-PI,
6.50%, 12/15/21                                   1,000      1,014,341
FHLMC, PAC CMO, Series 1592-J, 6.30%,
12/15/21                                          1,000      1,010,372
FHLMC, PAC CMO, Series 1637-G, 6.00%,
6/15/23                                             846        881,212
FHLMC, PAC CMO, Series 1642-PH, 5.50%,
3/15/23                                             826        845,584
FHLMC, PAC CMO, Series 1684-G, 6.50%,
3/15/23                                             372        380,538
FHLMC, PAC CMO, Series 2055-0D,
6.00%, 1/15/12                                      992      1,007,668
FHLMC, PAC CMO, Series 2100-PC, 5.50%,
5/15/10                                             248        249,709
FHLMC, PAC CMO, Series 2115-BD,
5.50%, 2/15/21                                      981        981,754
FHLMC, PAC CMO, Series 2124-PB, 6.00%,
2/15/10                                             429        429,621
FHLMC, PAC CMO, Series 2439-KD, 5.50%,
6/15/22                                           1,333      1,334,957
FHLMC, PAC CMO, Series 41-F, 10.00%,
5/15/20                                             221        221,241
FNMA, PAC CMO, Series 1993-189-PJ,
6.50%, 2/25/21                                      165        165,171
FNMA, PAC CMO, Series 1993-211-PJ,
6.00%, 11/25/08                                     500        538,900

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FNMA, PAC CMO, Series 1994-27-PH,
6.50%, 9/25/22                              $       742    $   751,903
FNMA, PAC CMO, Series 2001-60-PD,
5.50%, 3/25/18                                       34         34,335
FNMA, Pool #535454, 6.00%, 2/1/15                   947        991,177
FNMA, Pool #545948, 6.00%, 12/1/14                  700        732,954
GNMA, Pool #780688, 7.00%, 12/15/23                 931        990,432
----------------------------------------------------------------------
Total Mortgage-Backed Securities
   (identified cost, $15,251,614)                          $15,104,465
----------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 29.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
U.S. Treasury Bond, 7.25%, 8/15/22          $     2,000    $ 2,710,392
U.S. Treasury Inflation Index Note,
3.625%, 1/15/08                                   2,276      2,553,607
U.S. Treasury Note, 2.75%, 10/31/03               3,000      3,019,455
U.S. Treasury Note, 4.25%, 11/15/03               5,000      5,062,505
U.S. Treasury Note, 4.75%, 11/15/08               2,000      2,217,736
U.S. Treasury Note, 5.75%, 8/15/03                3,290      3,310,694
U.S. Treasury Note, 6.00%, 8/15/09                2,000      2,359,766
U.S. Treasury Note, 6.50%, 2/15/10                5,625      6,825,808
----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $26,874,208)                          $28,059,963
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 8.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Federal Home Loan Bank, 4.875%, 4/16/04     $     2,000    $ 2,059,952
Federal National Mortgage Association,
4.375%, 10/15/06                                  2,000      2,156,608
Federal National Mortgage Association,
6.625%, 9/15/09                                   3,000      3,604,143
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $7,360,162)                           $ 7,820,703
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.37%, 7/1/03                               $     2,156    $ 2,156,000
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $2,156,000)                         $ 2,156,000
----------------------------------------------------------------------
Total Investments -- 98.8%
   (identified cost $87,185,185)                           $93,317,690
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                     $ 1,136,238
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $94,453,928
----------------------------------------------------------------------

 PAC - Planned Amortization Class
 CMO - Collateralized Mortgage Obligations
 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)
 FNMA - Federal National Mortgage Association (Fannie Mae)
 CARAT - Capital Auto Receivables Asset Trust
 TAOT - Toyota Auto Receivables Owner Trust
 MTN - Medium-Term Note
 CCCIT - Citibank Credit Card Issuance Trust
 MBNAS - MBNA Credit Card Master Note Trust

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $87,185,185)                           $93,317,690
Cash                                           14,090
Receivable for investments sold                28,845
Interest receivable                         1,123,248
Prepaid expenses                                  117
-----------------------------------------------------
TOTAL ASSETS                              $94,483,990
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $     3,089
Accrued expenses                               26,973
-----------------------------------------------------
TOTAL LIABILITIES                         $    30,062
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $94,453,928
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $88,321,423
Net unrealized appreciation (computed on
   the basis of identified cost)            6,132,505
-----------------------------------------------------
TOTAL                                     $94,453,928
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Interest                                  $2,032,253
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $2,032,253
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  294,706
Trustees' fees and expenses                    5,278
Custodian fee                                 31,570
Legal and accounting services                 23,496
Miscellaneous                                  1,521
----------------------------------------------------
TOTAL EXPENSES                            $  356,571
----------------------------------------------------

NET INVESTMENT INCOME                     $1,675,682
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $1,910,318
----------------------------------------------------
NET REALIZED GAIN                         $1,910,318
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  211,230
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  211,230
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,121,548
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $3,797,230
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      1,675,682  $       4,321,553
   Net realized gain                             1,910,318          1,569,904
   Net change in unrealized
      appreciation (depreciation)                  211,230          3,482,591
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      3,797,230  $       9,374,048
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      3,519,610  $      13,767,890
   Withdrawals                                  (6,929,070)       (20,264,857)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (3,409,460) $      (6,496,967)
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        387,770  $       2,877,081
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     94,066,158  $      91,189,077
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     94,453,928  $      94,066,158
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------
                                  (UNAUDITED)           2002        2001(1)        2000(2)
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.76%(3)        0.76%         0.75%          0.74%(3)
   Net investment income                 3.58%(3)        4.70%         5.42%          6.34%(3)
Portfolio Turnover                         41%             55%           46%            47%
--------------------------------------------------------------------------------------------
TOTAL RETURN(4)                          4.16%          10.75%         9.04%            --
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $94,454         $94,066       $91,189       $108,124
--------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Balanced Fund held a 63.3% interest in the Portfolio and another investor held a 15.5% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2003, there were no credit balances used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2003, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period

INVESTMENT GRADE INCOME PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and amounted to $294,706. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $5,767,772 and $13,209,999, respectively. Purchases and sales of U.S. Government and agency securities aggregated $26,258,025 and $20,108,405 respectively for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $87,563,585
    -----------------------------------------------------
    Gross unrealized appreciation             $ 6,010,969
    Gross unrealized depreciation                (256,864)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,754,105
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2003.

6 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             97%           3%
    Donald R. Dwight                                  97%           3%
    James B. Hawkes                                   97%           3%
    Samuel L. Hayes, III                              97%           3%
    William H. Park                                   97%           3%
    Norton H. Reamer                                  97%           3%
    Lynn A. Stout                                     97%           3%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE BALANCED FUND

INVESTMENT MANAGEMENT

EATON VANCE BALANCED FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

Elizabeth S. Kenyon
President and Portfolio
Manager of Investment
Grade Income Portfolio

Duncan W. Richardson
President of Capital
Growth Portfolio

Arieh Coll
Vice President and Portfolio
Manager of Capital
Growth Portfolio

Thomas H. Luster
Vice President of Investment
Grade Income Portfolio

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF CAPITAL GROWTH PORTFOLIO AND INVESTMENT GRADE INCOME PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE BALANCED FUND
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE  BALANCED FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

162-8/03                                                                  BALSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust (On behalf of Eaton Vance Balanced Fund)

By:   /S/ Thomas E. Faust Jr.
      -----------------------
      Thomas E. Faust Jr.
      President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: August 18, 2003


By:   /S/ James L. O'Connor
      ---------------------
      Thomas E. Faust Jr.
      President


Date: August 18, 2003